BASIS OF PRESANTATION	6 Months Ended
Jun. 30, 2014
Basis Of Presentation [Abstract]
Significant Accounting Policies

NOTE 1 – Basis of presentation:

The accompanying unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements. In the opinion of management, the financial statements reflect all adjustments necessary to fairly state the financial position and results of operations of Teva Pharmaceutical Industries Limited (“Teva” or the “Company”). These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company's audited financial statements included in its Annual Report on Form 20-F for the year ended December 31, 2013, as filed with the Securities and Exchange Commission ("SEC"). Amounts at December 31, 2013 were derived from the audited balance sheet at that date, but not all disclosures required by accounting principles generally accepted in the United States are included. The results of operations for the six months ended June 30, 2014 are not necessarily indicative of results that could be expected for the entire fiscal year.